Preferred Stock	12 Months Ended
Jun. 30, 2012
Preferred Stock [Text Block]
7.	Preferred Stock

On October 20, 2011, the Company entered into a stock repurchase agreement, whereby the Company repurchased 500,000 Series A, 0% Convertible Preferred Stock of the Company in consideration for $15,000. On November 4, 2011, the Company cancelled the 500,000 shares of preferred stock.